Financial Instruments Owned and Pledged as Collateral at Fair Value, Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule Of Financial Instruments Owned And Pledged As Collateral Securities Purchased Under Agreements To Resell And Securities Sold Under Agreements To Repurchase
As of December 31, 2016 and 2015, a summary of the Company's assets, liabilities and collateral received or pledged related to these transactions was as follows:

	December 31, 2016		December 31, 2015
	Asset (Liability) Balance	Market Value of Collateral Received or (Pledged)	Asset (Liability) Balance	Market Value of Collateral Received or (Pledged)
Assets
Financial Instruments Owned and Pledged as Collateral at Fair Value	$18,535		$41,742
Securities Purchased Under Agreements to Resell	12,585	$12,601	2,191	$2,192
Total Assets	$31,120		$43,933
Liabilities
Securities Sold Under Agreements to Repurchase	$(31,150)	$(31,155)	$(44,000)	$(44,063)